GOODWILL	12 Months Ended
Dec. 31, 2017
GOODWILL
GOODWILL

8.GOODWILL

The Group has one reporting unit; goodwill is carried by Tangning Garden resulting from the acquisition. The changes in carrying amount of goodwill for the years ended December 31, 2016 and 2017 were as follows.

	As of December 31,
	2016	2017

Costs:
Beginning balance	430	401
Acquisition of Tangning Garden	—	—
Foreign Currency Adjustment	(29)	27

Ending balance	401	428
Accumulated goodwill impairment loss	—	—

Goodwill, net	401	428

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group did not record any impairment of goodwill for the years ended December 31, 2015, 2016 and 2017.